November 2, 1999

VIA EDGAR


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549


ATTN:             Office of Filings, Information and Consumer Services

Re:               The Gabelli Mathers Fund
                  File Nos. 002-23727 and 811-01311


Dear Sir/Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification for The Gabelli Mathers Fund, that the Statement of Additional Information does not differ from that contained in Post-Effective Amendment No. 61 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on September 29, 1999 (Accession # 00000927405-99-000322).

         If you have any  questions,  please do not  hesitate  to  contact me at
(617) 535-0534.

                                           Very truly yours,

                                           /s/ JULIE A. TEDESCO

                                           Julie A. Tedesco
                                           Counsel